                               HARTFORD LEADERS PLUS
                               SEPARATE ACCOUNT SEVEN
                           HARTFORD LIFE INSURANCE COMPANY

      SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000


The following Sub-Accounts and underlying Funds will be added to the cover page of the prospectus:

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases shares of
  MFS-Registered Trademark- Mid Cap Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- FRANKLIN TECHNOLOGY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Franklin Technology Securities Fund of the Franklin Templeton Variable Insurance Products Trust

The Annual Fund Operating Expenses table in the prospectus is replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                                                                           TOTAL FUND
                                                  MANAGEMENT     12B-1 DISTRIBUTION       OTHER        OPERATING EXPENSES
                                                     FEES         AND/OR SERVICING       EXPENSES         INCLUDING ANY
                                                 INCLUDING ANY     FEES INCLUDING     INCLUDING ANY     WAIVERS AND ANY
                                                    WAIVERS           WAIVERS         REIMBURSEMENTS     REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                 0.43%              0.25%              0.01%              0.69%
-------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                             0.51%              0.25%              0.02%              0.78%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                    0.68%              0.25%              0.03%              0.96%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund      0.79%              0.25%              0.03%              1.07%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                           0.38%              0.25%              0.01%              0.64%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                    0.34%              0.25%              0.01%              0.60%
-------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                    0.55%              0.25%              0.05%              0.85%
-------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund (1)                    0.89%              0.25%              0.06%              1.20%
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (2) (3)         0.56%              0.25%              0.02%              0.83%
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (2) (4)           0.55%              0.25%              0.27%              1.07%
-------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (5)                                        0.43%               N/A               0.32%              0.75%
-------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund --
  Class 2 (6)                                        0.55%              0.25%              0.38%              1.18%
-------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                       0.45%               N/A               0.02%              0.47%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (7) (8)                                     0.75%               N/A               0.16%              0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (7)                                         0.75%               N/A               0.09%              0.84%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series
  (7) (8)                                            1.00%               N/A               0.21%              1.21%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series (7) (8)      0.75%               N/A               0.16%              0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income
  Series (7)                                         0.75%               N/A               0.13%              0.88%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series
  (7) (8)                                            0.75%               N/A               0.16%              0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series
  (8)                                                0.75%               N/A               0.15%              0.90%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series
  (7) (8)                                            0.90%               N/A               0.17%              1.07%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series
  (7)                                                0.75%               N/A               0.15%              0.90%
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class
  2 (2) (9)                                          0.60%              0.25%              0.19%              1.04%
-------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund (formerly
  Templeton Asset Allocation Fund) --
  Class 2 (2) (10)                                   0.60%              0.25%              0.18%              1.03%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
  (formerly Templeton Developing Markets Equity
  Fund) -- Class 1 (11)                              1.25%               N/A               0.31%              1.56%
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly
  Templeton Global Growth Fund) --
  Class 2 (2) (12)                                   0.83%              0.25%              0.05%              1.13%
-------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund
  (formerly Templeton International Fund) --
  Class 2 (2) (13)                                   0.69%              0.25%              0.19%              1.13%
-------------------------------------------------------------------------------------------------------------------------

(1) These expenses are annualized. The Fund began operations on June 17, 1999.
(2) The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 Plan is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year through at least April 30, 2001.
(3) The fund administration fee is paid indirectly through the management fee.
(4) On 2/8/00, a merger and reorganization was approved that combined the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fees 0.25%, Other Expenses 0.27%, and Total Fund Operating Expenses 1.07%.
(5) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. Without this reduction Total Fund Operating Expenses were:

                                                                                                     TOTAL FUND
                                                                                                     OPERATING
                                                     MANAGEMENT FEES   12B-1 FEES   OTHER EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                 0.43%            N/A           0.52%          0.95%
---------------------------------------------------------------------------------------------------------------

(6) The management fees shown are based on the fund's maximum contractual amount. Other expenses are estimated. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets, including Class 2's 12b-1 plan fee, for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(7) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. After these reductions, the Total Fund Operating Expenses would be:

                                                                                                     TOTAL FUND
                                                                                                     OPERATING
                                                     MANAGEMENT FEES   12B-1 FEES   OTHER EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                  0.75%            N/A           0.15%          0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series          0.75%            N/A           0.08%          0.83%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series            1.00%            N/A           0.15%          1.15%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                   0.75%            N/A           0.15%          0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth with Income Series       0.75%            N/A           0.12%          0.87%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series              0.75%            N/A           0.15%          0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series            0.90%            N/A           0.15%          1.05%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series             0.75%            N/A           0.14%          0.89%
---------------------------------------------------------------------------------------------------------------

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. Without this waiver, "Total Fund Operating Expenses" would have been:

                                                                                                     TOTAL FUND
                                                                                                     OPERATING
                                                     MANAGEMENT FEES   12B-1 FEES   OTHER EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                  0.75%            N/A           0.27%          1.02%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series            1.00%            N/A           3.39%          4.39%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Growth Series                   0.75%            N/A           0.71%          1.46%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series              0.75%            N/A           0.22%          0.97%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series           0.75%            N/A           0.46%          1.21%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series            0.90%            N/A           1.59%          2.49%
---------------------------------------------------------------------------------------------------------------

(9) On 2/8/00, a merger and reorganization was approved that combined the Mutual Shares Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.19%, and Total Fund Operating Expenses 1.04%.

(10) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton Asset Strategy Fund with the Templeton Global Asset Allocation Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Distribution and Service Fees 0.25%, Other Expenses 0.14%, and Total Fund Operating Expenses 0.99%.

(11) On 2/8/00, shareholders approved a merger and reorganization that combined the Developing Markets Securities Fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

(12) On 2/8/00, a merger and reorganization was approved that combined the Templeton Growth Securities Fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%.

(13) On 2/8/00, shareholders approved a merger and reorganization that combined the Templeton International Securities Fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

The following will be added to the end of the Example that assumes the Optional Death Benefit is NOT selected:

EXAMPLE

                 If you Surrender your Contract at the   If you annuitize your Contract at the   If you do not Surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Mid Cap
   Growth Series  $104    $165      N/A           N/A       $57      $84       N/A        N/A      $28     $85      N/A       N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Franklin
   Technology
   Securities
   Fund           $107    $173      N/A           N/A       $60      $93       N/A        N/A      $31     $93      N/A       N/A
 -----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that assumes the Optional Death Benefit is selected:

EXAMPLE

                 If you Surrender your Contract at the   If you annuitize your Contract at the   If you do not Surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 MFS Mid Cap
   Growth Series  $105    $169      N/A           N/A       $59      $89       N/A        N/A      $29     $89      N/A       N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Franklin
   Technology
   Securities
   Fund           $108    $178      N/A           N/A       $61      $97       N/A        N/A      $32     $98      N/A       N/A
 -----------------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED TO THE "THE FUNDS" SECTION:

MFS-Registered Trademark- Mid Cap Growth Series-SM- is a series of the MFS-Registered Trademark- Variable Insurance Trust-SM-.
MFS-Registered Trademark- Investment Management serves as the investment manager.

Franklin Technology Securities Fund is a series of the Franklin Templeton Variable Insurance Products Trust. Franklin Advisers, Inc. serves as the investment manager.

The following are the investment goals:

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES-SM- -- Seeks long-term growth of capital.

FRANKLIN TECHNOLOGY SECURITIES FUND -- Seeks capital appreciation.

HV-2684
333-91927